Fair Value of Financial Assets and Liabilities - Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Financial Liabilities Measured at Fair Value

The recurring fair value measurements of the Company’s liabilities at September 30, 2019 and December 31, 2018 consisted of the following:

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable Inputs	Unobservable
	Items (Level 1)	(Level 2)	Inputs (Level 3)	Total
September 30, 2019
Assets
Money market funds	$4,282,000	$—	$—	$4,282,000
Total assets	$4,282,000	$—	$—	$4,282,000

December 31, 2018
Assets
Money market funds	$9,430,000	$—	$—	$9,430,000
Total assets	$9,430,000	$—	$—	$9,430,000

Liabilities
Asset acquisition derivative liability	$—	$—	$1,117,000	$1,117,000
Total liabilities	$—	$—	$1,117,000	$1,117,000

Changes in Fair Value of Derivative Liability

The following table sets forth a summary of changes in the fair value of the Company’s liabilities:

Asset
Acquisition
Derivative
Liability
Balance, December 31, 2018	$1,117,000
Changes in estimated fair value	(1,117,000)
Balance, September 30, 2019	$—

AmpliPhi Biosciences Corporation [Member]
Financial Liabilities Measured at Fair Value

The recurring fair value measurements of the Company’s derivative liabilities at December 31, 2018 and 2017 consisted of the following:

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable Inputs	Unobservable
	Items (Level 1)	(Level 2)	Inputs (Level 3)	Total
December 31, 2018
Liabilities
June 2016 offering warrant liability	$—	$—	$1,000	$1,000
November 2016 offering warrant liability	—	—	21,000	21,000
Total liabilities	$—	$—	$22,000	$22,000

December 31, 2017
Liabilities
June 2016 offering warrant liability	$—	$—	$32,000	$32,000
November 2016 offering warrant liability	—	—	260,000	260,000
Total liabilities	$—	$—	$292,000	$292,000

Changes in Fair Value of Derivative Liability

The following table sets forth a summary of changes in the fair value of the Company’s derivative liabilities:

	June 2016	November 2016
	Offering	Offering	Total
	Warrant	Warrant	Derivative
	Liability	Liability	Liabilities
Balance, December 31, 2017	$32,000	$260,000	$292,000
Changes in estimated fair value	(31,000)	(55,000)	(86,000)
Exercised warrants	—	(184,000)	(184,000)
Balance, December 31, 2018	$1,000	$21,000	$22,000

C3J [Member]
Financial Liabilities Measured at Fair Value

The recurring fair value measurements of the Company’s financial assets and liabilities at December 31, 2018 and 2017 consisted of the following:

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable Inputs	Unobservable
	Items (Level 1)	(Level 2)	Inputs (Level 3)	Total

December 31, 2018
Assets
Money market funds	$9,430,000	$—	$—	$9,430,000
Total assets	$9,430,000	$—	$—	$9,430,000

Liabilities
Asset acquisition derivative liability	$—	$—	$1,117,000	$1,117,000
Total liabilities	$—	$—	$1,117,000	$1,117,000

December 31, 2017
Assets
Money market funds	$4,332,000	$—	$—	$4,332,000
Corporate bonds	—	9,651,000	—	9,651,000
Total assets	$4,332,000	$9,651,000	$—	$13,983,000

Changes in Fair Value of Derivative Liability

The following table sets forth a summary of changes in the fair value of the Company’s derivative liability:

Asset Acquisition
Derivative Liability
Balance, December 31, 2017	$—
Establishment of derivative liability associated with asset acquisition	2,841,000
Changes in estimated fair value fair value of derivative liability	(1,724,000)
Balance, December 31, 2018	$1,117,000